DISCONTINUED OPERATIONS	2 Months Ended	12 Months Ended
	Mar. 31, 2024	Jan. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS [Text Block]

4. DISCONTINUED OPERATIONS

a) Sales-type lease and disposal of licenses

In January 2022, the Company entered into a lease-to-own arrangement with a lessee for certain licenses, land and equipment in Oregon, USA, representing its outdoor growing operation. The Company determined that the arrangement should be accounted for as a sales-type lease and concluded that it is not probable that all required payments will be made such that title will transfer at the end of the term. As such, in accordance with ASC 842, the land and equipment were not derecognized, and payments received are recorded as a deposit liability until such time that collectability becomes probable.

During the year ended January 31, 2024, the Company executed a settlement agreement to terminate its lease-to-own arrangement. Prior to the settlement, the Company had collected a cumulative $100,000 related to the lease-to-own arrangement, recorded as a deposit liability. Under the settlement agreement, the Company transferred certain licenses with a carrying value of $32,250 in exchange for $400,000, which was paid by the lessee. The Company retained the cumulative $100,000 in lease-to-own payments collected to date. As a result, the Company recognized a gain on the termination of the sales-type lease of $467,750.

Additionally, the Company sold three licenses in Bend, Oregon, with a carrying value of $39,206, to the same lessee. The titles of these licenses were fully transferred. The Company derecognized the related intangible assets and the $75,000 deposit liability, resulting in a gain on the disposal of licenses of $35,794 for the year ended January 31, 2024.

b) Oregon reporting unit

As a result of non-profitable operations in the Oregon reporting unit, the Company began to wind down operations in Oregon beginning in the year ended January 31, 2021. By January 31, 2022, the Company made the decision to cease all growing, manufacturing, and processing activities in Bend, Oregon. As the Oregon reporting unit comprises the assets of multiple components in distinct geographic locations, management anticipates completing the sale on a piecemeal basis. Management is engaged in an active program to seek buyers for the major classes of assets and liabilities in Oregon in order to complete a sale.

During April 2023, the Company had terminated all operating lease agreements in Oregon and paid a settlement payment of $151,350. As a result, security deposits with a carrying amount of $43,796 were written off and the Company recognized a loss on lease termination of $13,419.

Property and equipment contain a building and fixtures that were previously used for cannabis operations. Long-term debt balance as at March 31, 2024 and January 31, 2024 comprises building mortgage associated with the building that is held for sale. The building mortgage was entered into on February 1, 2015 and matures on January 1, 2025. The mortgage bears interest at a fixed rate of 4.5% with payments made monthly. During the year ended March 31, 2024, other expenses included interest expense incurred on long-term debt of $2,968 (year ended January 31, 2024 - $18,526). During the year ended March 31, 2024, an amount of $7,591 was repaid in connection with the long-term debt (year ended January 31, 2024 - $45,551).

A summary of major classes of assets and liabilities of the discontinued Oregon operation that are classified as held for sale in the consolidated balance sheets is as follows:

	March 31, 2024	January 31, 2024
	$	$
Carrying amounts of the major classes of assets included in discontinued operations:
Prepaid expenses and deposits	25,179	31,430
Property and equipment	1,139,517	1,139,517
Total assets classified as held for sale	1,164,696	1,170,947

Carrying amounts of the major classes of liabilities included in discontinued operations:
Long-term debt	392,320	396,943
Total liabilities classified as held for sale	392,320	396,943

A summary of the Company's net loss from discontinued operations is as follows:

	Years ended
	March 31, 2024	January 31, 2024
	$	$
Revenue	-	-
Cost of sales	-	-
Gross loss	-	-

Expenses
Selling, general and administrative expenses	19,997	116,728
Loss on lease termination	-	13,419
Other expenses	2,968	18,526
Net loss from discontinued operations before income tax expense	(22,965)	(148,673)
Income tax recovery	-	66,856
Net loss from discontinued operations after income tax expense	(22,965)	(81,817)

A summary of the Company's cash flows from discontinued is as follows:

	Years ended
	March 31, 2024	January 31, 2024
	$	$
Net cash provided by operating activities of discontinued operations	6,861	68,599
Net cash used in financing activities of discontinued operations	(7,591)	(45,551)

4. DISCONTINUED OPERATIONS

a) Sales-type lease and disposal of licenses

In January 2022, the Company entered into a lease-to-own arrangement with a lessee for certain licenses, land and equipment in Oregon, USA, representing its outdoor growing operation. The Company determined that the arrangement should be accounted for as a sales-type lease and concluded that it is not probable that all required payments will be made such that title will transfer at the end of the term. As such, in accordance with ASC 842, the land and equipment were not derecognized, and payments received are recorded as a deposit liability until such time that collectability becomes probable.

During the year ended January 31, 2024, the Company executed a settlement agreement to terminate its lease-to-own arrangement. Prior to the settlement, the Company had collected a cumulative $100,000 related to the lease-to-own arrangement, recorded as a deposit liability. Under the settlement agreement, the Company transferred certain licenses with a carrying value of $32,250 in exchange for $400,000, which was paid by the lessee. The Company retained the cumulative $100,000 in lease-to-own payments collected to date. As a result, the Company recognized a gain on the termination of the sales-type lease of $467,750.

Additionally, the Company sold three licenses in Bend, Oregon, with a carrying value of $39,206, to the same lessee. The titles of these licenses were fully transferred. The Company derecognized the related intangible assets and the $75,000 deposit liability, resulting in a gain on the disposal of licenses of $35,794.

b) Oregon reporting unit

As a result of non-profitable operations in the Oregon reporting unit, the Company began to wind down operations in Oregon beginning in the year ended January 31, 2021. By January 31, 2022, the Company made the decision to cease all growing, manufacturing, and processing activities in Bend, Oregon. As the Oregon reporting unit comprises the assets of multiple components in distinct geographic locations, management anticipates completing the sale on a piecemeal basis. Management is engaged in an active program to seek buyers for the major classes of assets and liabilities in Oregon in order to complete a sale.

During April 2023, the Company had terminated all operating lease agreements in Oregon and paid a settlement payment of $151,350. As a result, security deposits with a carrying amount of $43,796 were written off and the Company recognized a loss on lease termination of $13,419.

Property and equipment contain a building and fixtures that were previously used for cannabis operations. Long-term debt comprises equipment and vehicle loans and a building mortgage associated with the building that is held for sale. The equipment and vehicle loans had interest rates ranging from 5.6% to 19.9% and were repaid in March 2022. During the year ended January 31, 2023, the Company made principal repayments of $12,481 and interest repayments of $118 on the equipment and vehicle loans. The building mortgage was entered into on February 1, 2015 and matures on January 1, 2025. The mortgage bears interest at a fixed rate of 4.5% with payments made monthly. During the year ended January 31, 2024, other expenses included interest expense incurred on long-term debt of $18,526 (2023 - $19,713). During the year ended January 31, 2024, an amount of $45,551 (2023 - $45,551) was repaid in connection with the long-term debt.

A summary of major classes of assets and liabilities of the discontinued Oregon operation that are classified as held for sale in the consolidated balance sheets is as follows:

	January 31, 2024	January 31, 2023
	$	$
Carrying amounts of the major classes of assets included in discontinued operations:
Receivables	-	15,522
Prepaid expenses and deposits	31,430	84,972
Property and equipment	1,139,517	1,139,517
Total assets classified as held for sale	1,170,947	1,240,011

Carrying amounts of the major classes of liabilities included in discontinued operations:
Lease liabilities	-	216,298
Long-term debt	396,943	423,968
Total liabilities classified as held for sale	396,943	640,266

A summary of the Company's net loss from discontinued operations is as follows:

	Years ended January 31,
	2024	2023
	$	$
Revenue	-	357,540
Cost of sales	-	357,540
Gross loss	-	-

Expenses
Selling, general and administrative expenses	116,728	608,112
Impairment loss	-	245,682
Provision for expected credit losses	-	218,425
Loss on lease termination	13,419	-
Other expenses	18,526	6,861
Net loss from discontinued operations before income tax expense	(148,673)	(1,079,080)
Income tax recovery	66,856	(9,249)
Net loss from discontinued operations after income tax expense	(81,817)	(1,088,329)

A summary of the Company's cash flows from discontinued operations for the years ended January 31, 2024 and 2023 is as follows:

	2024	2023
	$	$
Net cash provided by (used in) operating activities of discontinued operations	68,599	(71,292)
Net cash provided by investing activities of discontinued operations	-	51,357
Net cash used in financing activities of discontinued operations	(45,551)	(58,150)